Document and Entity Information Document	Nov. 02, 2026
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Amendment Flag	false
Entity File Number	1-11299
Registrant Name	ENTERGY CORPORATION
Entity Tax Identification Number	72-1229752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	639 Loyola Avenue
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70113
City Area Code	504
Local Phone Number	576-4000
Central Index Key	0000065984
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	NYSE
NYSE TEXAS, INC. [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	CHX
Entergy New Orleans [Member]
Entity File Number	1-35747
Registrant Name	ENTERGY NEW ORLEANS, LLC
Entity Tax Identification Number	82-2212934
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1600 Perdido Street
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70112
City Area Code	504
Local Phone Number	670-3702
Central Index Key	0000071508
Entity Emerging Growth Company	false
Entergy Arkansas [Member]
Entity File Number	1-10764
Registrant Name	ENTERGY ARKANSAS, LLC
Entity Tax Identification Number	83-1918668
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	425 West Capitol Avenue
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Country	US
Entity Address, Postal Zip Code	72201
City Area Code	501
Local Phone Number	377-4000
Central Index Key	0000007323
Entity Emerging Growth Company	false
Entergy Texas [Member]
Entity File Number	1-34360
Registrant Name	ENTERGY TEXAS, INC.
Entity Tax Identification Number	61-1435798
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	2107 Research Forest Drive
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77380
City Area Code	409
Local Phone Number	981-2000
Central Index Key	0001427437
Entity Emerging Growth Company	false
Entergy Louisiana [Member]
Entity File Number	1-32718
Registrant Name	ENTERGY LOUISIANA, LLC
Entity Tax Identification Number	47-4469646
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70121
City Area Code	504
Local Phone Number	576-4000
Central Index Key	0001348952
Entity Emerging Growth Company	false
System Energy [Member]
Entity File Number	1-09067
Registrant Name	SYSTEM ENERGY RESOURCES, INC.
Entity Tax Identification Number	72-0752777
Entity Incorporation, State or Country Code	AR
Entity Address, Address Line One	1340 Echelon Parkway
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Country	US
Entity Address, Postal Zip Code	39213
City Area Code	601
Local Phone Number	368-5000
Central Index Key	0000202584
Entity Emerging Growth Company	false
Entergy Mississippi [Member]
Entity File Number	1-31508
Registrant Name	ENTERGY MISSISSIPPI, LLC
Entity Tax Identification Number	83-1950019
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	308 East Pearl Street
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Country	US
Entity Address, Postal Zip Code	39201
City Area Code	601
Local Phone Number	368-5000
Central Index Key	0000066901
Entity Emerging Growth Company	false
5.375% Series A Preferred Stock, Cumulative, No Par Value [Member] | Entergy Texas [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	5.375% Series A Preferred Stock, Cumulative, No Par Value (Liquidation Value $25 Per Share)
Trading Symbol	ETI/PR
Security Exchange Name	NYSE
Mortgage Bonds, 4.875% Series due September 2066 [Member] | Entergy Arkansas [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Trading Symbol	EAI
Security Exchange Name	NYSE
Mortgage Bonds, 4.875% Series due September 2066 [Member] | Entergy Louisiana [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Trading Symbol	ELC
Security Exchange Name	NYSE
Mortgage Bonds, 4.90% Series due October 2066 [Member] | Entergy Mississippi [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.90% Series due October 2066
Trading Symbol	EMP
Security Exchange Name	NYSE
Mortgage Bonds, 5.0% Series due December 2052 [Member] | Entergy New Orleans [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 5.0% Series due December 2052
Trading Symbol	ENJ
Security Exchange Name	NYSE
Mortgage Bonds, 5.50% Series due April 2066 [Member] | Entergy New Orleans [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 5.50% Series due April 2066
Trading Symbol	ENO
Security Exchange Name	NYSE